18. Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Total deposits with related parties	$ 5,713,210	$ 6,873,907
Amount of rental income received	59,343	40,418
Amount paid to CFSG	47,448	42,556
Amount paid to SERP	$ 2,665	$ 2,479